================================================================================
                               SEMI-ANNUAL REPORT
================================================================================

                                   Smith Barney
                                   Money Funds, Inc.
                                   --------------------------------
                                   June 30, 1997

                           [LOGO]  Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.

==============================
Smith Barney Money Funds, Inc.
==============================

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Money Funds, Inc. for the period ended June 30, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A summary of performance and more detailed financial information can be found in the appropriate sections that follow.

Performance Summary

The chart below provides the yields for the Cash, Government and Retirement Portfolios that make up the Smith Barney Money Funds for the seven-day period ended June 30, 1997.

Smith Barney Money Funds Yields (Class A Shares)

Portfolio                         Seven-Day Yield        Effective Yield*
----------------------------------------------------------------------------
   Cash                                 5.09%                 5.22%
   Government                           4.99                   5.11
   Retirement                           5.01                   5.13

   *  Assumes dividends are reinvested.

You should be aware that your investment in Smith Barney Money Funds is neither insured nor guaranteed by the U.S. Government. Moreover, no assurance can be given that the Smith Barney Money Funds will be able to maintain a stable net asset value (NAV) of $1.00 per share.

Market Update and Outlook

Over the past six months, the U.S. economy has grown vigorously. Gross Domestic Product, the total output of goods and services, rose at a 5.9% annual rate in the first quarter of 1997. This comes on the heels of a 3.8% annual rate of growth in the fourth quarter of 1996. Much of the growth in the first quarter of 1997 came from higher personal consumption as evidenced by strong motor vehicle and durable goods sales. High consumer confidence and a low unemployment rate have also contributed to a healthy first half of the year. Absent from the picture has been any concrete signs of inflation. For the first five months of 1997 consumer prices rose only 1.4%, down from the 3.8% for the comparable period of 1996. Nevertheless, the Federal Open Market Committee raised short-term interest rates by 25 basis points (0.25%) at its meeting in March 1997.

Going forward, we expect economic growth to slow down from its current pace. Part of the strength in the first quarter of 1997 resulted from a buildup in business inventories, a factor that should detract from economic growth in upcoming quarters. Furthermore, reports from auto manufacturers and department stores suggest that retail sales have slowed in the second quarter of 1997. This slowdown could be the result of temporary factors such as autoworker strikes and April tax payments.

The overall trend indicates that both the labor market and corporate America remain strong. Nevertheless, recently released economic reports gave the Federal Reserve Board ("Fed") the necessary leeway to leave interest rates unchanged at their May and July meetings, while it continues to closely monitor the economy for any signs of excessive growth and inflationary pressures.

It appears that Fed Chairman Alan Greenspan has adopted a new policy based on the possibility that we have entered a new economic era. Chairman Greenspan seems willing to allow faster economic growth because productivity gains are helping to keep inflation in check. In addition, successful deficit reduction and real high interest rates (based on our belief that the current rate of inflation is overstated) has resulted in the Fed pursuing a less restrictive monetary policy.

We believe the Fed will continue to fine tune monetary policy and there should be less interest rate volatility over the next several months. Given this scenario and barring no inflation (as reflected in recent bond market yield hovering below 7.0%), we will invest across the yield curve if we identify any good values.

If inflation reports remain positive over the long term and the annual rate of economic growth slows down to a 2%-3% range in 1998, the Fed might lower rates to further prolong the economic expansion. In that case, we would expect the average maturity of the Smith Barney Money Funds to be targeted between 65-85 days.

Investment Strategy

The Cash Portfolio is 50% invested in top-tier U.S. dollar-denominated foreign obligations and 50% in domestic obligations. The Retirement Portfolio is 55% in top-tier U.S. dollar-denominated foreign obligations and 45% in domestic obligations. A few split-rated issuers that we purchased for the Portfolios such as Fleet Financial, GTE and Nynex have had their short-term ratings upgraded by several of the nationally recognized statistical rating organizations. In addition, we have recently added several high-quality issuers such as Lucent Technologies and Hertz Corporation to our Portfolios.

In the Government Portfolio, we have focused on investing in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or by its agencies and instrumentalities (i.e., Fannie Mae, Freddie Mac, etc.). Treasury borrowings have been reduced in 1997, partly because of better-than-expected budget performance. The booming U.S. economy has caused a surge in tax revenues, therefore alleviating the need for large issuance of U.S. Treasury securities. One sector that has been greatly affected is U.S. Treasury bills. At the beginning of the year there was upwards of $760 billion of outstanding bills and by the end of the second quarter, this amount decreased to just over $700 billion. The reduction in supply has caused a widening of the spread between discount notes and the corresponding U.S. Treasury bill.

In closing, thank you for investing in the Smith Barney Money Funds, Inc. We look forward to continuing to help you achieve your financial goals.

Sincerely,




/s/ Heath B. McLendon                    /s/ Phyllis M. Zahorodny
Heath B. McLendon                        Phyllis M. Zahorodny
Chairman                                 Vice President

July 11, 1997

================================================================================
Schedules of Investments (unaudited)                               June 30, 1997
================================================================================

                                 CASH PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

U.S. AGENCIES AND INSTRUMENTALITIES -- 6.8%
$ 255,000,000  Federal Farm Credit Bank
                 mature 9/3/97 to 1/2/98          5.55% to 6.01%  $ 254,870,606
  140,210,000  Federal Home Loan Bank
                 mature 9/9/97 to 10/3/97          5.86 to 6.10     140,178,538
  271,000,000  Federal Home Loan Mortgage
                 Association
                 mature 7/3/97 to 4/8/98           5.46 to 6.00     270,835,920
1,027,100,000  Federal National Mortgage
                 Association
                 mature 9/3/97 to 3/25/98          5.50 to 6.10   1,026,426,123
  344,300,000  Student Loan Marketing
                 Association
                 mature 9/12/97 to 6/10/98         6.00 to 6.16     344,123,709
--------------------------------------------------------------------------------
               TOTAL U.S. AGENCIES AND
               INSTRUMENTALITIES
               (Cost -- $2,036,434,896)                           2,036,434,896
================================================================================
MEDIUM TERM NOTES -- 7.8%
   50,000,000  Abbey National PLC
                 matures 11/26/97                      5.56          49,986,734
   27,100,000  Associates Corp. of North America
                 matures 11/15/97                      5.64          27,196,057
   82,000,000  Australia and New Zealand Bank
                 mature 9/23/97 to 2/19/98         5.70 to 5.77      81,979,986
  265,000,000  Bank America National Trust
                 Savings Association
                 mature 7/24/97 to 11/21/97        5.55 to 5.70     264,975,756
  130,000,000  Bank of America (Illinois)
                 mature 12/19/97 to 5/22/98        5.70 to 6.10     129,969,966
  145,000,000  Bank of New York
                 mature 1/15/98 to 3/24/98         5.85 to 6.10     144,897,399
   55,000,000  CC USA Inc.
                 mature 6/4/98 to 6/30/98              6.00          55,018,697
  432,500,000  FCC National Bank
                 mature 8/4/97 to 3/25/98          5.58 to 6.15     432,432,546
  100,000,000  First Chicago Corp.
                 mature 8/18/97 to 5/26/98         5.70 to 6.10      99,991,398
  200,000,000  First Union National Bank
                 mature 8/7/97 to 12/3/97          5.70 to 5.80     200,000,000
   85,350,000  Ford Motor Credit Co.
                 matures 2/26/98                       5.86          85,570,150
   39,500,000  General Motors Acceptance Corp.
                 mature 10/7/97 to 6/8/98          5.70 to 6.10      39,539,679
  225,000,000  Merrill Lynch & Co., Inc.
                 mature 9/11/97 to 1/26/98         5.84 to 6.16     224,984,339
  300,000,000  NationsBank Corp.
                 mature 7/7/97 to 7/24/97          5.54 to 5.60     299,999,403


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                                 CASH PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

MEDIUM TERM NOTES -- 7.8% (continued)
$  25,000,000  National Bank of Detroit
                 matures 1/30/98                       5.80%     $   24,998,472
  150,000,000  Wachovia Bank
                 mature 8/19/97 to 12/3/97         5.58 to 5.80     150,000,000
--------------------------------------------------------------------------------
               TOTAL MEDIUM TERM NOTES
               (Cost-- $2,311,540,582)                            2,311,540,582
================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 5.1%
   25,000,000  American Centurion Bank
                 matures 7/9/97                        5.55          25,000,055
   55,000,000  Bank of America Canada
                 mature 8/14/97 to 8/26/97         5.62 to 5.70      55,002,381
  115,000,000  Bankers Trust
                 mature 7/8/97 to 9/22/97          5.64 to 5.65     115,000,373
  100,000,000  Chase Manhattan USA Delaware
                 matures 12/4/97                       5.81         100,000,000
  320,000,000  Harris Bank
                 mature 7/1/97 to 7/7/97           5.54 to 5.55     319,999,977
  700,000,000  Morgan Guaranty
                 mature 8/5/97 to 3/17/98          5.70 to 6.00     699,963,999
  200,000,000  NationsBank Corp.
                 matures 8/12/97                       5.72         200,000,000
--------------------------------------------------------------------------------
               TOTAL DOMESTIC CERTIFICATES
               OF DEPOSIT
               (Cost-- $1,514,966,785)                            1,514,966,785
================================================================================
TIME DEPOSITS -- 10.1%
  200,000,000  Bank America National Trust Savings
                 Association mature 7/15/97
                 to 8/1/97                           5.60 to 5.74   200,000,000
  350,000,000  Bank Austriengellschaft
                 matures 7/1/97                         6.25        350,000,000
  200,000,000  Bank of Nova Scotia
                 matures 7/7/97                         5.75        200,000,000
  100,000,000  Canadian Imperial Bank of Commerce
                 matures 7/1/97                         6.19        100,000,000
  150,000,000  Credit Agricole Indosuez
                 matures 7/1/97                         6.12        150,000,000
  600,000,000  Dresdner Bank
                 matures 7/1/97                         6.19        600,000,000
  407,371,000  First Chicago (National Bank)
                 matures 7/1/97                         6.25        407,371,000
  100,000,000  Postipankki matures 7/1/97               6.25        100,000,000
  400,000,000  Republic National Bank of New York
                 matures 7/1/97                         6.25        400,000,000


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                                 CASH PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

TIME DEPOSITS -- 10.1% (continued)
$ 200,000,000  Toronto Dominion Bank
                 matures 7/1/97                         6.25%    $  200,000,000
  300,000,000  Westdeutsche Landesbank
                 matures 7/1/97                         6.13        300,000,000
--------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost-- $3,007,371,000)                            3,007,371,000
================================================================================
COMMERCIAL PAPER -- 43.6%
   45,000,000  A.I. Credit
                 mature 7/7/97 to 8/19/97           5.62 to 5.66     44,791,558
  200,000,000  Abbey National North America
                 mature 7/11/97 to 8/7/97           5.47 to 5.70    199,273,222
   50,000,000  AIG Funding
                 matures 8/19/97                        5.66         49,620,250
  312,675,000  American Home Products
                 mature 7/7/97 to 8/20/97           5.56 to 5.75    311,248,134
   45,000,000  American Home Products
                 (AC Acquisition)
                 matures 8/18/97                        5.61         44,666,400
   51,173,000  American Home Products
                 (A.H. Robins)
                 mature 7/7/97 to 8/20/97           5.61 to 5.67     50,915,523
  300,000,000  American Express Credit Corp.
                 mature 7/1/97 to 8/22/97           5.55 to 5.60    298,407,250
  608,000,000  Asset Securitization Corp.
                 mature 7/17/97 to 12/4/97          5.56 to 5.83    603,735,837
  425,000,000  Associates Corp. of North America
                 mature 7/23/97 to 8/27/97          5.56 to 5.71    422,248,194
   50,000,000  Australia and New Zealand
                 Banking Group
                 matures 9/17/97                        5.64         49,397,667
   50,000,000  Bank America National Trust
                 Savings Association
                 matures 8/25/97                        5.41         49,597,431
  250,000,000  Bank Brussel Lambert
                 mature 8/4/97 to 9/5/97            5.68 to 5.71    248,176,195
  100,000,000  Bank of Montreal
                 matures 7/23/97                        5.57         99,661,444
   50,000,000  Bank of New York (Delaware)
                 matures 7/7/97                         5.58         49,953,833
   25,000,000  Bank of Nova Scotia
                 matures 9/23/97                        5.64         24,675,667
   35,000,000  Bayerische Vereinsbank
                 matures 9/16/97                        5.64         34,583,772
  250,000,000  Bear, Stearns & Co.
                 mature 8/12/97 to 8/28/97          5.60 to 5.73    248,104,472
   52,000,000  Beta Finance, Inc.
                 mature 7/15/97 to 7/23/97          5.57 to 5.58     51,853,233


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                                 CASH PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

COMMERCIAL PAPER -- 43.6% (continued)
$ 322,800,000  BCI Funding Corp.
                 mature 7/9/97 to 9/23/97         5.50% to 5.72%  $ 319,873,240
  320,000,000  Cades
                 mature 8/18/97 to 8/22/97         5.41 to 5.72     317,564,906
  403,300,000  Cafco
                 mature 7/3/97 to 9/16/97          5.55 to 5.70     400,622,276
  207,200,000  Caisse Des Depots et Cos.
                 mature 7/14/97 to 8/22/97         5.60 to 5.76     206,171,232
  220,000,000  Cariplo Finance Inc.
                 mature 8/14/97 to 9/18/97         5.66 to 5.70     217,952,978
   61,500,000  CC USA Inc.
                 mature 7/22/97 to 7/23/97         5.58 to 5.60      61,294,761
  100,000,000  Chase Manhattan Bank
                 matures 10/10/97                      5.68          98,435,903
  100,000,000  Cheltenham & Gloucester Building
                 Society matures 7/11/97               5.47          99,850,833
  350,000,000  Ciesco L.P.
                 mature 7/14/97 to 8/19/97         5.58 to 5.71     347,899,368
  400,000,000  CIT Group Holdings, Inc.
                 mature 7/7/97 to 10/8/97          5.63 to 5.70     395,715,958
  400,000,000  Citicorp
                 matures 7/1/97                        6.25         400,000,000
   50,000,000  Commerzbank US Finance
                 matures 9/16/97                       5.70          49,407,528
   41,000,000  Compagnie de Saint-Gobain
                 mature 9/22/97 to 10/15/97        5.64 to 5.68      40,399,211
  235,000,000  Credit Suisse First Boston
                 mature 7/8/97 to 8/6/97           5.51 to 5.71     233,868,460
   85,000,000  Creditanstalt Finance, Inc.
                 mature 7/14/97 to 7/23/97         5.57 to 5.70      84,759,313
  140,000,000  Credito Italiano Delaware, Inc.
                 mature 7/10/97 to 8/21/97         5.48 to 5.74     139,245,150
  342,000,000  Cregum North America
                 mature 7/30/97 to 9/22/97         5.65 to 5.70     339,281,087
  143,750,000  Daimler-Benz North American Corp.
                 mature 8/22/97 to 9/16/97         5.60 to 5.71     142,218,393
  357,846,000  Delaware Funding Corp.
                 mature 7/8/97 to 8/21/97          5.60 to 5.74     356,163,993
  100,000,000  Den Danske Corp.
                 matures 8/6/97                        5.69          99,439,000
  270,844,000  Enterprise Funding Corp.
                 mature 7/7/97 to 8/8/97           5.58 to 5.72     270,070,280
  100,000,000  First Union Corp.
                 matures 8/1/97                        5.70          99,516,056


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                                 CASH PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

COMMERCIAL PAPER -- 43.6% (continued)
$ 171,000,000  Ford Credit Europe PLC
                 mature 8/6/97 to 8/22/97         5.60% to 5.71%  $ 169,810,173
  200,000,000  Ford Motor Credit Co.
                 mature 8/18/97 to 9/22/97        5.59 to 5.76      198,342,493
  196,000,000  Generale Bank Inc.
                 mature 7/18/97 to 9/24/97         5.65 to 5.79     194,300,398
  550,000,000  General Electric Capital Corp.
                 mature 7/7/97 to 12/2/97          5.58 to 5.79     544,956,306
  460,430,000  General Motors Acceptance Corp.
                 mature 8/25/97 to 12/9/97         5.48 to 6.00     452,118,840
  500,000,000  Goldman Sachs Group L.P.
                 mature 7/7/97 to 10/6/97          5.55 to 5.69     496,172,438
  225,400,000  GTE Corp.
                 mature 7/21/97 to 9/18/97         5.59 to 5.69     223,381,179
  317,000,000  Halifax Building Society
                 mature 7/7/97 to 12/8/97          5.40 to 5.76     315,586,175
   48,000,000  Indosuez N.A. Inc.
                 mature 8/13/97 to 8/14/97             5.70          47,674,196
   95,000,000  International Nederlanden US
                 matures 7/11/97                       5.54          94,854,597
   10,675,000  Lloyds Bank
                 matures 8/22/97                       5.61          10,589,422
  150,000,000  Lucent Technologies
                 mature 7/17/97 to 8/20/97         5.63 to 5.70     149,103,694
  434,150,000  Merrill Lynch & Co., Inc.
                 mature 8/13/97 to 12/1/97         5.62 to 5.85     428,293,127
  450,000,000  Morgan Stanley Group, Inc.
                 mature 7/7/97 to 8/13/97          5.66 to 5.71     449,000,861
  250,000,000  Morgan Stanley Dean Witter
                 Discover Co. mature 8/12/97
                 to 10/10/97                       5.60 to 5.70     247,355,063
  100,000,000  National Australia Funding Co.
                 matures 11/3/97                       5.89          98,013,889
   64,000,000  NationsBank Corp.
                 matures 8/4/97                        5.72          63,659,698
  150,500,000  Nynex
                 mature 7/7/97 to 7/31/97          5.57 to 5.64     150,080,758
   25,000,000  Ontario Hydro
                 matures 8/21/97                       5.66          24,802,375
   95,100,000  Oesterreichische Kontrollbank AG
                 matures 9/25/97                   5.75 to 5.76      93,829,506
   50,000,000  Pepsico Inc.
                 matures 8/15/97                        5.55         49,656,250
   42,000,000  Province of British Columbia
                 matures 8/18/97                       5.65          41,688,080


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                                 CASH PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

COMMERCIAL PAPER -- 43.6% (continued)
$  50,000,000  Royal Bank of Canada
                 matures 8/21/97                        5.42%    $   49,626,000
  150,000,000  San Paolo US Finance Inc.
                 mature 8/13/97 to 10/14/97         5.70 to 5.77    148,597,764
   50,000,000  Swedish Export Credit Corp.
                 matures 7/8/97                         5.46         49,947,889
   48,500,000  Toronto Dominion Holdings USA Inc.
                 matures 12/10/97                       5.76         47,277,800
   70,000,000  Unilever Capital Corp.
                 matures 7/7/97                         5.63         69,934,433
  250,000,000  Union Bank of Switzerland
                 matures 7/7/97                         5.64        249,765,417
  100,000,000  Westdeutsche Landesbank
                 matures 8/22/97                        5.65         99,195,444
  100,000,000  Woolwich Building Society
                 mature 8/26/97 to 8/27/97              5.41         99,172,903
--------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost-- $12,957,447,176)                          12,957,447,176
================================================================================

FOREIGN CERTIFICATES OF DEPOSIT -- 24.9%
  200,000,000  Abbey National PLC
                 mature 8/14/97 to 5/27/98          5.70 to 6.10    200,010,085
   25,000,000  ABN-AMRO (Canada)
                 matures 9/26/97                        5.75         24,662,573
  100,000,000  ABN-AMRO (Chicago)
                 matures 1/22/98                        5.81         99,989,245
  150,000,000  ABN-AMRO (New York)
                 mature 10/10/97 to 5/26/98         5.70 to 6.09    149,970,212
  169,000,000  Australia & New Zealand Banking
                 Group mature 7/7/97 to 10/9/97     5.63 to 5.77    168,994,404
   50,000,000  Bank Austria
                 matures 9/16/97                        5.94         49,996,776
  225,000,000  Bank of Nova Scotia
                 mature 8/19/97 to 6/5/98           5.64 to 6.10    224,983,044
  479,000,000  Banque National de Paris
                 mature 8/21/97 to 6/8/98           5.60 to 6.12    478,956,870
   27,900,000  Banque National de Paris (Canada)
                 matures 8/6/97                         5.71         27,742,923
   50,000,000  Banque National de Paris
                 (San Fransisco) matures 8/18/97        5.71         50,000,657
  500,000,000  Barclays Bank
                 mature 8/7/97 to 1/23/98           5.70 to 5.81    499,981,805
 195,000,000   Bayerische Landesbank
                 mature 7/10/97 to 9/26/97          5.54 to 5.90    195,004,046



                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                                 CASH PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

FOREIGN CERTIFICATES OF DEPOSIT -- 24.9% (continued)
$ 310,000,000  Bayerische Vereinsbank
                 mature 8/21/97 to 9/30/97        5.64% to 5.75%  $ 310,006,151
  389,000,000  Canadian Imperial Holdings Inc.
                 mature 8/1/97 to 1/13/98          5.71 to 5.85     389,013,473
   50,000,000  Cariplo
                 matures 7/25/97                       5.58          50,000,000
  227,000,000  Commerzbank AG
                 mature 9/23/97 to 1/15/98         5.58 to 5.87     226,981,796
  200,000,000  Credit Agricole
                 mature 9/25/97 to 12/4/97         5.75 to 5.80     200,000,000
  301,000,000  Credit Agricole Indosuez
                 mature 7/9/97 to 6/26/98          5.55 to 6.00     300,977,451
  225,000,000  Creditanstalt Bankverein
                 mature 8/22/97 to 6/9/98          5.41 to 6.10     224,992,480
   50,000,000  Credit Suisse
                 matures 8/27/97                       5.50          50,000,770
  490,000,000  Deutsche Bank
                 mature 7/10/97 to 5/27/98         5.45 to 6.12     489,999,679
  286,200,000  Hessiche Landesbank
                 mature 7/14/97 to 6/10/98         5.45 to 6.12     286,186,411
   25,000,000  International Nederlanden Group
                 matures 1/13/98                       5.80          25,001,286
  150,000,000  Lloyds Bank
                 mature 7/22/97 to 8/21/97         5.70 to 5.71     150,001,974
  155,000,000  National Australia Bank
                 mature 8/21/97 to 9/25/97         5.64 to 5.71     155,003,180
  300,000,000  National Bank of Canada
                 mature 8/1/97 to 5/22/98          5.70 to 6.12     299,979,662
  500,000,000  National Westminster Bank PLC
                 mature 8/1/97 to 5/26/98          5.70 to 6.09     499,897,574
   92,000,000  Rabobank Nederlands N.V.
                 mature 8/22/97 to 9/26/97         5.74 to 5.75      92,002,445
  400,000,000  Royal Bank of Canada
                 mature 9/18/97 to 1/14/98         5.70 to 5.93     399,971,852
   50,000,000  San Paolo Bank
                 matures 9/18/97                       5.66          50,001,082
  625,000,000  Societe Generale NY
                 mature 8/20/97 to 6/5/98          5.70 to 6.18     624,934,725
   50,000,000  Swiss Bank Corp.
                 matures 5/22/98                       6.10          49,978,745
  195,000,000  Toronto Dominion Bank
                 mature 8/18/97 to 10/14/97        5.42 to 5.71     195,012,266


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                                 CASH PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

FOREIGN CERTIFICATES OF DEPOSIT -- 24.9% (continued)
 $149,000,000  Union Bank of Switzerland
                 mature 8/13/97                  5.71% to 5.74%  $   148,995,186
--------------------------------------------------------------------------------
               TOTAL FOREIGN CERTIFICATES
               OF DEPOSIT
               (Cost -- $7,389,230,828)                            7,389,230,828
================================================================================
REPURCHASE AGREEMENTS -- 1.7%
  300,000,000  Goldman, Sachs & Co., 5.54% due 7/7/97;
               Proceeds at maturity -- $300,323,167;
               (Fully collateralized by FNMA, due 7/25/97 to
               7/1/27; Market value-- $306,000,000)                  300,000,000
  200,000,000  Morgan Stanley Dean Witter Discover Co., 5.61%
               due 7/7/97; Proceeds at maturity -- $200,218,167;
               (Fully collateralized by FNMA, due 7/1/99 to
               5/1/27; Market value -- $204,579,132)                 200,000,000
--------------------------------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost -- $500,000,000)                                500,000,000
================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost-- $29,716,991,267*)                         $29,716,991,267
================================================================================


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                              GOVERNMENT PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

U.S. GOVERNMENT OBLIGATIONS -- 1.0%
$  45,000,000  U.S. Treasury Notes
                 mature 9/30/97 to 3/31/98
               (Cost -- $45,019,629)             5.84% to 5.93%   $   45,019,629
================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 93.9%
  248,000,000  Federal Farm Credit Bank
                 mature 7/3/97 to 5/22/98         5.34 to 5.94       245,736,144
  916,225,000  Federal Home Loan Bank
                 mature 7/1/97 to 6/12/98         5.32 to 6.00       911,546,055
  908,627,000  Federal Home Loan Mortgage Corp.
                 mature 7/1/97 to 9/19/97         5.41 to 5.64       902,860,516
2,071,760,000  Federal National Mortgage
                 Association
                 mature 7/3/97 to 6/24/98         5.43 to 6.01     2,053,847,550
   45,000,000  Student Loan Marketing
                 Association
                 mature 9/12/97 to 10/3/97        5.85 to 5.91        44,995,657
--------------------------------------------------------------------------------
               TOTAL U.S. AGENCIES AND
               INSTRUMENTALITIES
               (Cost -- $4,158,985,922)                            4,158,985,922
================================================================================
REPURCHASE AGREEMENTS -- 5.1%
  15,853,000   Citibank, 6.00% due 7/1/97;
               Proceeds at maturity -- $15,855,642;
               (Fully collateralized by U.S. Treasury Bills,
               due 5/15/00; Market value-- $16,174,688)              15,853,000
  210,000,000  Morgan Guaranty, 6.00% due 7/1/97;
               Proceeds at maturity -- $210,035,000;
               (Fully collateralized by U.S. Treasury Notes,
               5.00% to 11.87% due 7/10/97 to 5/15/04;
               Market value-- $214,200,517)                         210,000,000
--------------------------------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost-- $225,853,000)                                225,853,000
================================================================================

               TOTAL INVESTMENTS -- 100%
               (Cost-- $4,429,858,551*)                          $4,429,858,551
================================================================================


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                              RETIREMENT PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

U.S. GOVERNMENT OBLIGATION -- 0.7%
$  10,000,000  U.S. Treasury Note
                 matures 9/30/97
               (Cost -- $9,995,840)                      5.93%      $ 9,995,840
================================================================================

U.S. AGENCIES AND INSTRUMENTALITIES -- 1.9%
  12,000,000   Federal Farm Credit Bank
                 matures 10/1/97                        5.80         12,001,733
    3,000,000  Federal Home Loan Bank
                 matures 1/22/98                        5.66          2,999,001
   12,120,000  Federal National Mortgage
                 Association
                 mature 7/17/97 to 8/4/97           5.62 to 5.70     12,078,047
--------------------------------------------------------------------------------
               TOTAL U.S. AGENCIES AND
               INSTRUMENTALITIES
               (Cost -- $27,078,781)                                 27,078,781
================================================================================
DOMESTIC BANK OBLIGATIONS -- 6.6%
   29,800,000  Bank America National Trust
                 Savings Association
                 mature 8/19/97 to 11/21/97         5.60 to 5.70     29,797,464
   38,000,000  FCC National
                 mature 8/4/97 to 3/25/98           5.71 to 6.10     37,992,967
   24,000,000  Wachovia Bank
                 matures 8/19/97                        5.65         24,000,000
--------------------------------------------------------------------------------
               TOTAL DOMESTIC BANK OBLIGATIONS
               (Cost -- $91,790,431)                                 91,790,431
================================================================================
COMMERCIAL PAPER -- 54.8%
   11,800,000  AIG Funding
                 matures 7/2/97                         5.53         11,798,194
   40,000,000  Asset Securitization Corp.
                 mature 8/5/97 to 8/28/97           5.61 to 5.70     39,711,889
   28,800,000  Banca Commerciale Italiana
                 mature 8/18/97 to 8/25/97          5.62 to 5.71     28,569,966
   17,000,000  Bank Brussels Lambert
                 matures 8/4/97                         5.71         16,909,607
   10,000,000  Bank of America Corp.
                 matures 8/8/97                         5.47          9,943,739
   35,000,000  Bank of New York
                 matures 7/7/97                         5.59         34,967,625


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                              RETIREMENT PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

COMMERCIAL PAPER -- 54.8% (continued)
$  20,000,000  Bear, Stearns & Co.
                 matures 8/5/97                         5.61%       $19,891,694
   20,000,000  Cades
                 matures 10/20/97                       5.66         19,657,750
   23,000,000  Cariplo
                 mature 7/23/97 to 8/22/97          5.62 to 5.68     22,860,899
   22,000,000  Ciesco L.P.
                 matures 8/14/97                        5.70         21,848,884
   35,000,000  CIT Group Holdings
                 matures 7/21/97                        5.69         34,890,333
   10,000,000  Compagnie de Saint Gobain
                 matures 12/3/97                        5.71          9,760,611
   17,000,000  Credito Italiano
                 matures 8/29/97                        5.47         16,851,779
   40,000,000  Cregum North America
                 mature 7/14/97 to 8/7/97           5.53 to 5.70     39,814,332
   35,000,000  Dresdner Bank
                 matures 7/8/97                         5.53         34,962,569
   27,000,000  E.I. Dupont de Nemours
                 mature 8/18/97 to 12/4/97          5.68 to 5.75     26,597,520
   14,000,000  Eli Lilly & Co.
                 matures 8/4/97                         5.47         13,929,658
   37,000,000  Ford Motor Credit Corp.
                 mature 7/7/97 to 12/2/98           5.55 to 5.80     36,733,893
   30,000,000  General Electric Capital Corp.
                 matures 11/10/97                       5.71         29,386,200
   20,000,000  Generale Bank
                 matures 7/25/97                        5.59         19,925,867
   15,000,000  Goldman Sachs Group L.P.
                 matures 10/7/97                        5.69         14,771,742
   20,800,000  Halifax Building Society
                 matures 7/24/97                        5.55         20,726,513
   15,000,000  International Nederlanden Group
                 matures 7/3/97                         5.50         14,995,542
   22,000,000  J.P. Morgan & Co.
                 matures 9/23/97                        5.63         21,715,100
   40,000,000  Merrill Lynch &Co., Inc.
                 mature 9/2/97 to 10/20/97          5.64 to 5.89     39,525,853
   24,800,000  Morgan Stanley Group Inc.
                 matures 7/21/97                        5.62         24,723,258
   30,000,000  National Bank of Canada
                 matures 8/19/97                        5.68         29,771,333
   15,000,000  NationsBank Corp.
                 matures 8/5/97                         5.70         14,918,042


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                              RETIREMENT PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

COMMERCIAL PAPER -- 54.8% (continued)
$  35,000,000  Norwest Corp.
                 matures 7/7/97                         5.54%      $ 34,967,858
   30,000,000  Ontario Hydro
                 matures 8/21/97                        5.65         29,763,275
   10,000,000  Oesterreichische Kontrollbank
                 matures 9/25/97                        5.75          9,866,581
   23,122,000  San Paolo US Finance Inc.
                 matures 9/10/97                        5.66         22,867,542
--------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost -- $767,625,648)                               767,625,648
================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 1.4%
   20,000,000  Morgan Guaranty
                 mature 9/30/97 to 1/6/98
               (Cost -- $19,993,611)                5.74 to 5.83     19,993,611
================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 25.0%
   12,000,000  Abbey National PLC
                 matures 12/19/97                       5.71         12,000,554
   20,000,000  ABN-AMRO Bank N.V.
                 matures 7/22/97                        5.70         20,000,116
   10,000,000  ANZ Delaware Inc.
                 matures 9/23/97                        5.76          9,999,279
   10,000,000  Australia and New Zealand Bank
                 matures 2/19/97                        5.60         10,000,192
   27,000,000  Bank of Montreal
                 matures 7/1/97                         5.55         27,000,000
   20,000,000  Bank of Nova Scotia
                 matures 7/14/97                        5.48         20,000,000
   14,900,000  Banque National de Paris
                 matures 8/4/97                         5.50         14,900,114
   10,000,000  Barclays Bank
                 matures 6/24/98                        5.99          9,994,375
   25,000,000  Bayerische Landesbank
                 mature 7/7/97 to 7/30/97           5.50 to 5.55     25,000,147
   30,000,000  Bayerische Vereinsbank
                 matures 9/15/97                        5.65         30,000,000
   28,000,000  Den Danske Bank
                 matures 7/2/97                         5.65         28,000,012
   22,000,000  National Westminster Bank PLC
                 matures 7/2/97                         5.69         21,999,987
   33,000,000  Rabobank
                 mature 8/22/97 to 2/3/98           5.54 to 5.69     33,000,919


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (unaudited) (continued)                   June 30, 1997
================================================================================

                              RETIREMENT PORTFOLIO

     FACE                                             ANNUALIZED
    AMOUNT                  SECURITY                     YIELD         VALUE
================================================================================

FOREIGN CERTIFICATES OF DEPOSIT -- 25.0% (continued)
$ 10,000,000   Royal Bank of Canada
                 matures 6/8/98                         6.10%    $    9,995,528
  34,900,000   Societe Generale
                 mature 8/22/97 to 1/9/98           5.67 to 5.82     34,897,850
  10,000,000   Swiss Bank Corp.
                 matures 5/22/97                        6.10          9,995,749
  11,000,000   Toronto Dominion Bank
                 matures 6/3/97                         6.00         11,012,323
  23,000,000   Union Bank of Switzerland
                 matures 8/13/97                        5.71         22,999,534
--------------------------------------------------------------------------------
               TOTAL FOREIGN CERTIFICATES
               OF DEPOSIT
               (Cost -- $350,796,679)                               350,796,679
================================================================================
TIME DEPOSITS -- 9.6%
  35,000,000   Bank Austriengellschaft
                 matures 7/1/97                         6.25         35,000,000
  34,277,000   Canadian Imperial Bank of NY
                 matures 7/1/97                         6.12         34,277,000
  30,000,000   Credit Agricole Indosuez
                 matures 7/1/97                         6.12         30,000,000
  35,000,000   Republic National Bank of New York
                 matures 6/30/97                        6.25         35,000,000
--------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost-- $134,277,000)                                134,277,000
================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost -- $1,401,557,990*)                         $1,401,557,990
================================================================================


 * Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

================================================================================
Statements of Assets and Liabilities (unaudited)                   June 30, 1997
================================================================================

                                        Cash             Government         Retirement
                                       Portfolio           Portfolio         Portfolio
==========================================================================================
ASSETS:
  Investments, at amortized cost   $ 29,716,991,267    $  4,429,858,551   $  1,401,557,990
  Cash                                          353             640,379
  Interest receivable                   198,855,394           6,776,004          6,957,874
  Other assets                            6,908,365               2,262            342,756
------------------------------------------------------------------------------------------
  Total Assets                       29,922,755,379       4,436,637,457      1,408,858,999
------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                      61,382,261           9,085,886          2,861,817
  Management fees payable                 9,397,973           1,880,970            490,780
  Distribution fees payable                 845,745              86,790             40,206
  Deferred compensation payable              48,298               8,354              5,500
  Accrued expenses                        3,554,309              12,422            163,600
------------------------------------------------------------------------------------------
  Total Liabilities                      75,228,586          11,074,422          3,561,903
------------------------------------------------------------------------------------------
Total Net Assets                   $ 29,847,526,793    $  4,425,563,035   $  1,405,297,096
==========================================================================================
NET ASSETS CONSIST OF:
  Capital Stock
    (40,000,000,000,
    10,000,000,000, and
    5,000,000,000 shares
    authorized, respectively;
    par value $0.01 per share)     $    298,484,427    $     44,255,463   $     14,052,971
  Capital paid in excess of
    par value                        29,550,206,159       4,381,307,572      1,391,244,125
  Accumulated net realized loss
    from security transactions           (1,163,793)                 --                 --
------------------------------------------------------------------------------------------
Total Net Assets                   $ 29,847,526,793    $  4,425,563,035   $  1,405,297,096
==========================================================================================
Shares Outstanding:
  Class A                            29,753,695,322       4,361,633,756      1,405,297,096
  ----------------------------------------------------------------------------------------
  Class C                                 2,052,007             761,010                 --
  ----------------------------------------------------------------------------------------
  Class Y                                92,689,692          13,303,859                 --
  ----------------------------------------------------------------------------------------
  Class Z                                     5,718          49,847,765                 --
  ----------------------------------------------------------------------------------------
Net Asset Value, per Class                    $1.00               $1.00              $1.00
==========================================================================================

                       See Notes to Financial Statements.

================================================================================
Statements of Operations (unaudited)
================================================================================

For the Six Months Ended June 30, 1997

                                  Cash            Government         Retirement
                                Portfolio         Portfolio          Portfolio
================================================================================

INVESTMENT INCOME:
  Interest                   $800,270,277       $123,004,981        $37,759,777
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)     56,697,199          9,609,366          2,959,481
  Shareholder and system
    servicing fees             15,027,885          1,384,002            703,310
  Distribution fees (Note 3)   14,252,254          2,206,738            678,053
  Registration fees             1,196,181            186,853            215,900
  Shareholder communications    1,087,055            186,349             98,000
  Custody                         988,839             60,555             33,000
  Directors' fees                 111,295             12,308              3,500
  Audit and legal                  64,305             39,060             10,500
  Other                           240,966             53,599                 --
--------------------------------------------------------------------------------
  Total Expenses               89,665,979         13,738,830          4,701,744
--------------------------------------------------------------------------------
Net Investment Income         710,604,298        109,266,151         33,058,033
--------------------------------------------------------------------------------
Net Realized Gain From
  Security Transactions             7,953                 --              4,874
--------------------------------------------------------------------------------
Increase in Net Assets
  From Operations            $710,612,251       $109,266,151        $33,062,907
================================================================================


                       See Notes to Financial Statements.

================================================================================
 Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 1997 (unaudited) and the Year Ended December 31, 1996

Cash Portfolio                                        1997             1996
================================================================================

OPERATIONS:
   Net investment income                    $    710,604,298   $  1,245,706,580
   Net realized gain                                   7,953            282,722
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations        710,612,251      1,245,989,302
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                           (710,604,298)    (1,245,706,580)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Proceeds from sale of shares               64,658,770,806    112,463,129,671
   Net asset value of shares issued
     for reinvestment of dividends               689,844,634      1,224,522,521
   Cost of shares reacquired                 (62,988,428,425)  (109,201,241,036)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                   2,360,187,015      4,486,411,156
--------------------------------------------------------------------------------
Increase in Net Assets                         2,360,194,968      4,486,693,878

NET ASSETS:
   Beginning of period                        27,487,331,825     23,000,637,947
--------------------------------------------------------------------------------
   End of period                            $ 29,847,526,793   $ 27,487,331,825
================================================================================


                       See Notes to Financial Statements.

================================================================================
 Statements of Changes in Net Assets (continued)
================================================================================

For the Six Months Ended June 30, 1997 (unaudited) and the Year Ended December 31, 1996

Government Portfolio                                  1997             1996
================================================================================

OPERATIONS:
   Net investment income                      $  109,266,151    $   208,495,636
   Net realized gain                                      --             23,025
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations        109,266,151        208,518,661
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                           (109,266,151)      (208,518,661)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Proceeds from sale of shares                8,513,982,356     16,447,868,058
   Net asset value of shares issued
     for reinvestment of dividends               107,310,169        207,002,672
   Cost of shares reacquired                  (8,638,450,163)   (16,287,630,574)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                     (17,157,638)       367,240,156
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                (17,157,638)       367,240,156

NET ASSETS:
   Beginning of period                         4,442,720,673      4,075,480,517
--------------------------------------------------------------------------------
   End of period                              $4,425,563,035    $ 4,442,720,673
================================================================================

                       See Notes to Financial Statements.

================================================================================
 Statements of Changes in Net Assets (continued)
================================================================================

For the Six Months Ended June 30, 1997 (unaudited) and the Year Ended December 31, 1996

Retirement Portfolio                                  1997             1996
================================================================================

OPERATIONS:
   Net investment income                     $    33,058,033    $    60,467,590
   Net realized gain                                   4,874                 --
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations         33,062,907         60,467,590
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 2):
   Net investment income                         (33,058,033)       (60,467,590)
   Net realized gain                                  (4,874)                --
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders               (33,062,907)       (60,467,590)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Proceeds from sale of shares                2,452,393,672      4,577,974,101
   Net asset value of shares issued
     for reinvestment of dividends                32,508,277         60,304,723
   Cost of shares reacquired                  (2,434,622,345)    (4,562,913,860)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                      50,279,604         75,364,964
--------------------------------------------------------------------------------
Increase in Net Assets                            50,279,604         75,364,964

NET ASSETS:
   Beginning of period                         1,355,017,492      1,279,652,528
--------------------------------------------------------------------------------
   End of period                             $ 1,405,297,096    $ 1,355,017,492
================================================================================


                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

     1. SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

     The significant accounting policies consistently followed by the Fund are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. DIVIDENDS

     Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

     3. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings, Inc. ("SBH"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SBMFM a daily fee calculated at the following rates: Cash Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Government Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

     Pursuant to a Distribution Plan, each Portfolio makes payments to Smith Barney Inc. ("SB"), another subsidiary of SBH, for assistance in distributing Class A and C shares, calculated at an annual rate of 0.10% of average daily net assets of each class, respectively. For the six months ended June 30, 1997, total Distribution Plan fees incurred were:

Portfolio                                            Class A           Class C
================================================================================
Cash                                               $14,251,190          $1,064
Government                                           2,206,306             432
Retirement                                             678,053              --
================================================================================

     All officers and one Director of the Fund are employees of SB.

     4. CAPITAL LOSS CARRYFORWARD

     At December 31, 1996, the Cash Portfolio had, for Federal tax purposes, approximately $1,357,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                                      2000               2001
================================================================================
Capital Loss Carryforward                           $226,000         $1,131,000
================================================================================

     5. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     6. CAPITAL SHARES

     The Fund has multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class C shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program.

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================

     Transactions in shares of each Portfolio were as follows:

                                          Six Months Ended        Year Ended
Cash Portfolio                              June 30, 1997      December 31, 1996
================================================================================
Class A
   Shares sold                             64,437,167,233       112,083,943,961
   Shares issued on reinvestment              688,155,703         1,222,436,770
   Shares redeemed                        (62,806,144,023)     (108,841,816,611)
--------------------------------------------------------------------------------
   Net Increase                             2,319,178,913         4,464,564,120
================================================================================
Class C
   Shares sold                                    690,935             2,153,797
   Shares issued on reinvestment                   52,945               100,716
   Shares redeemed                               (844,207)           (1,838,758)
--------------------------------------------------------------------------------
   Net Increase (Decrease)                       (100,327)              415,755
================================================================================
Class Y
   Shares sold                                220,912,638           377,031,913
   Shares issued on reinvestment                1,635,842             1,984,761
   Shares redeemed                           (181,440,195)         (357,585,667)
--------------------------------------------------------------------------------
   Net Increase                                41,108,285            21,431,007
================================================================================
Class Z
   Shares sold                                         --                    --
   Shares issued on reinvestment                      144                   274
   Shares redeemed                                     --                    --
--------------------------------------------------------------------------------
   Net Increase                                       144                   274
================================================================================

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================
                                           Six Months Ended       Year Ended
Government Portfolio                        June 30, 1997      December 31, 1996
================================================================================
Class A
   Shares sold                              8,417,507,358        16,321,871,925
   Shares issued on reinvestment              105,260,674           204,615,591
   Shares redeemed                         (8,514,143,550)      (16,210,993,997)
--------------------------------------------------------------------------------
   Net Increase                                 8,624,482           315,493,519
================================================================================
Class C
   Shares sold                                     29,705                97,252
   Shares issued on reinvestment                   21,126                57,445
   Shares redeemed                               (271,540)             (631,770)
--------------------------------------------------------------------------------
   Net Decrease                                  (220,709)             (477,073)
================================================================================
Class Y
   Shares sold                                 82,184,061           118,300,033
   Shares issued on reinvestment                  862,842               616,191
   Shares redeemed                           (121,616,200)          (72,418,898)
--------------------------------------------------------------------------------
   Net Increase (Decrease)                    (38,569,297)           46,497,326
================================================================================
Class Z
   Shares sold                                 14,261,232             7,598,848
   Shares issued on reinvestment                1,165,527             1,713,445
   Shares redeemed                             (2,418,873)           (3,585,909)
--------------------------------------------------------------------------------
   Net Increase                                13,007,886             5,726,384
================================================================================

Retirement Portfolio
================================================================================
Class A
   Shares sold                              2,452,393,672         4,577,974,101
   Shares issued on reinvestment               32,508,277            60,304,723
   Shares redeemed                         (2,434,622,345)       (4,562,913,860)
--------------------------------------------------------------------------------
   Net Increase                                50,279,604            75,364,964
================================================================================

================================================================================
 Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:

                                                                                     Class A
                                          ------------------------------------------------------------------------------------------
Cash Portfolio                                1997(1)           1996            1995            1994            1993           1992
====================================================================================================================================
Net Asset Value, Beginning of Period         $1.00             $1.00           $1.00           $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                      0.025             0.050           0.054           0.037           0.026          0.033
  Dividends from
   net investment income                    (0.025)           (0.050)         (0.054)         (0.037)         (0.026)        (0.033)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00             $1.00           $1.00           $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                  2.48%++           4.98%           5.53%           3.73%           2.63%          3.31%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (millions)                               $29,753           $27,434         $22,969         $17,590          $2,953         $2,841
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.63%+            0.62%           0.62%           0.64%           0.64%          0.60%
  Net investment income                       4.96+             4.87            5.39            4.10            2.60           3.17
====================================================================================================================================
                                                                   Class C
                                          ---------------------------------------------------------
Cash Portfolio                             1997(1)           1996            1995        1994(2)
===================================================================================================
Net Asset Value, Beginning of Period        $1.00            $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------
  Net investment income                     0.025            0.050          0.054          0.007
  Dividends from net investment
   income                                  (0.025)          (0.050)        (0.054)        (0.007)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00            $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------
Total Return                                 2.51%++          4.98%          5.53%          0.70%++
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $2,052           $2,152         $1,737         $1,323
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.58%+           0.62%          0.62%          0.62%+
  Net investment income                      5.00+            4.87           5.39           4.77+
===================================================================================================

                                                                Class Y
                                       ------------------------------------------------------------
Cash Portfolio                           1997(1)           1996            1995           1994(3)
===================================================================================================
Net Asset Value, Beginning of Period     $1.00             $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------
  Net investment income                  0.026             0.051           0.054          0.0004
  Dividends from net investment income  (0.026)           (0.051)         (0.054)        (0.0004)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $1.00             $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------
Total Return                              2.58%++           5.09%           5.50%           0.40%++
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)       $92,692           $51,581         $30,150            $507
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                0.43%+            0.52%           0.51%           0.53%+
  Net investment income                   5.15+             4.97            5.29            5.23+
===================================================================================================

(1)  For the six months ended June 30, 1997 (unaudited).
(2)  For the period from November 10, 1994 (inception date) to December 31,
     1994.
(3)  For the period from December 29, 1994 (inception date) to December 31,
     1994.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

                                                                   Class Z
                                           ------------------------------------------------------
Cash Portfolio                              1997(1)          1996          1995          1994(2)
=================================================================================================
Net Asset Value, Beginning of Period         $1.00           $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------
  Net investment income                      0.026           0.051         0.055         0.006
  Dividends from net investment income      (0.026)         (0.051)       (0.055)       (0.006)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00           $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------
Total Return                                  2.58%++         5.06%         5.63%         0.60%++
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $6              $6            $5            $5
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.42%+          0.53%         0.52%         0.47%+
  Net investment income                       5.16+           4.96          5.49          5.12+
=================================================================================================

                                                                                  Class A
                                          ------------------------------------------------------------------------------------
Government Portfolio                       1997(1)           1996           1995           1994         1993(3)         1992
==============================================================================================================================
Net Asset Value, Beginning of Period        $1.00            $1.00          $1.00          $1.00          $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                     0.024            0.048          0.053          0.036          0.025         0.032
  Dividends from
   net investment income                   (0.024)          (0.048)        (0.053)        (0.036)        (0.025)       (0.032)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00            $1.00          $1.00          $1.00          $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                 2.43%++          4.89%          5.45%          3.63%          2.55%         3.32%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (millions)                               $4,361           $4,353         $4,038         $3,695           $636          $675
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.61%+           0.61%          0.60%          0.61%          0.61%         0.55%
  Net investment income                      4.84+            4.78           5.31           4.03           2.53          3.15
==============================================================================================================================

                                                                Class C(4)
                                           ----------------------------------------------------
Government Portfolio                        1997(1)         1996          1995          1994(5)
===============================================================================================
Net Asset Value, Beginning of Period        $1.00           $1.00         $1.00          $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.024           0.048         0.053          0.036
  Dividends from net investment
   income                                  (0.024)         (0.048)       (0.053)        (0.036)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00           $1.00         $1.00          $1.00
-----------------------------------------------------------------------------------------------
Total Return                                 2.43%++         4.89%         5.46%          3.63%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $761            $982        $1,459         $3,961
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.61%+          0.61%         0.60%          0.61%
  Net investment income                      4.84+           4.78          5.36           3.78
===============================================================================================

(1)  For the six months ended June 30, 1997 (unaudited).
(2)  For the period from November 15, 1994 (inception date) to December 31,
     1994.
(3) Since no difference in expenses existed for Class A, C and Y shares of the Government Portfolio for 1993, this information is identical for each class of shares.
(4)  The inception date for Class C shares is March 5, 1993.
(5)  On November 7, 1994, the former Class C shares were renamed as Class Y shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

                                                                    Class Y(1)
                                           ---------------------------------------------------------
Government Portfolio                        1997(2)            1996            1995          1994(3)
====================================================================================================
Net Asset Value, Beginning of Period         $1.00             $1.00           $1.00          $1.00
----------------------------------------------------------------------------------------------------
  Net investment income                      0.024             0.049           0.054          0.036
  Dividends from net investment
   income                                   (0.024)           (0.049)         (0.054)        (0.036)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00             $1.00           $1.00          $1.00
----------------------------------------------------------------------------------------------------
Total Return                                  2.50%++           4.99%           5.55%          3.65%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $13,305           $51,873          $5,376           $917
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.51%+            0.51%           0.50%          0.60%
  Net investment income                       4.92+             4.88            5.51           3.58
====================================================================================================

                                                                        Class Z
                                             ------------------------------------------------------------
Government Portfolio                           1997(2)           1996            1995           1994(4)
=========================================================================================================
Net Asset Value, Beginning of Period           $1.00             $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------
  Net investment income                        0.025             0.049           0.054           0.007
  Dividends from net investment income        (0.025)           (0.049)         (0.054)         (0.007)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $1.00             $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------
Total Return                                    2.48%++           4.99%           5.56%           0.70%++
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $49,848           $36,840         $31,113         $29,669
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      0.51%+            0.51%           0.50%           0.51%+
  Net investment income                         4.95+             4.88            5.42            4.93+
=========================================================================================================

                                                                                 Class A
                                           -------------------------------------------------------------------------------
Retirement Portfolio                         1997(2)          1996          1995          1994          1993         1992
==========================================================================================================================
Net Asset Value, Beginning of Period        $1.00            $1.00         $1.00         $1.00         $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                     0.024            0.048         0.053         0.036         0.026        0.032
  Dividends from
   net investment income                   (0.024)          (0.048)       (0.053)       (0.036)       (0.026)      (0.032)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $1.00            $1.00         $1.00         $1.00         $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------------
Total Return                                 2.44%++          4.86%         5.42%         3.67%         2.58%        3.26%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (millions)                               $1,405           $1,355        $1,280        $1,061        $1,184       $1,030
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.69%+           0.71%         0.72%         0.70%         0.70%        0.64%
  Net investment income                      4.86+            4.75          5.28          3.57          2.55         3.21
==========================================================================================================================

(1)  The inception date for Class Y shares is October 28, 1993.
(2)  For the six months ended June 30, 1997 (unaudited).
(3)  On November 7, 1994, the former Class Y shares were renamed as Class Z shares.
(4)  For the period from November 9, 1994 (inception date) to December 31, 1994.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

Smith Barney                                    SMITH BARNEY
Money Funds, Inc.                               ------------
                                                A Member of TravelersGroup[LOGO]

Directors                               Investment Adviser
Joseph H. Fleiss                        Smith Barney Mutual Funds
Donald R. Foley                         Management Inc.
Paul Hardin
Francis P. Martin, M.D.                 Distributors
Heath B. McLendon, Chairman             Smith Barney Inc.
Roderick C. Rasmussen                   PFS Distributor, Inc.
John P. Toolan
C. Richard Youngdahl, Emeritus          Custodian
                                        PNC Bank, N.A.

Officers                                Shareholder
Heath B. McLendon                       Servicing Agent
Chief Executive Officer                 First Data Investor Services Group, Inc.
                                        P.O. Box 9134
Lewis E. Daidone                        Boston, MA 02205-9134
Senior Vice President
and Treasurer

Phyllis M. Zahorodny
Vice President
                                        This report is submitted for the general
Martin R. Hanley                        information of the shareholders of Smith
Investment Officer                      Barney Money Funds, Inc. It is not
                                        authorized for distribution to
Irving P. David                         prospective investors unless accompanied
Controller                              or preceded by an effective Prospectus
                                        for the Fund, which contains information
Christina T. Sydor                      concerning the Fund's investment
Secretary                               policies and expenses as well as other
                                        pertinent information.


                                        Smith Barney
                                        Money Funds, Inc.
                                        388 Greenwich Street
                                        New York, New York 10013



                                        FD0622 8/97